Lease Arrangements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Future minimum revenue expected to be earned
Remainder of 2019	$ 184,430
2020	362,091
2021	339,528
2022	268,529
2023	182,786
2024 and thereafter	119,284
Total future rentals	$ 1,456,648
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Future minimum revenue expected to be earned
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Future minimum revenue expected to be earned
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days